Summary of significant accounting policies - Consolidated Statements of Operations and Comprehensive Income (Loss) VIE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Variable Interest Entity [Line Items]
Revenues	$ 42,135,715	$ 16,959,986
Cost of revenues	(39,148,005)	(14,133,327)
Gross profit	2,987,710	2,826,659
Operating expenses	(3,602,406)	(1,406,019)
Income (loss) from operations	(614,696)	1,420,640
Other expenses	31,347	(63,303)
Income (loss) before income taxes	(583,349)	1,397,174
Provision for income taxes	(3,590)	(17,628)
Net income (loss)	(586,939)	1,379,546
Other
Variable Interest Entity [Line Items]
Revenues	31,295,055	14,408,483
Cost of revenues	(28,722,969)	(11,985,576)
Gross profit	2,572,086	2,422,907
Operating expenses	(463,455)	228,373
Income (loss) from operations	2,108,631	2,651,280
Other expenses	52,050	(804)
Income (loss) before income taxes	2,160,681	2,650,476
Provision for income taxes	(3,590)	(1,449)
Net income (loss)	2,157,091	2,649,027
WFOE (VIE)
Variable Interest Entity [Line Items]
Revenues	1,635,180
Cost of revenues	(1,593,024)
Gross profit	42,156
Operating expenses	(95,927)	(7,759)
Income (loss) from operations	(53,771)	(7,759)
Other expenses	42,526	(16,591)
Income (loss) before income taxes	(11,245)	(24,350)
Net income (loss)	(11,245)	(24,350)
VIE and its subsidiaries
Variable Interest Entity [Line Items]
Revenues	9,205,480	2,551,503
Cost of revenues	(8,832,012)	(2,147,751)
Gross profit	373,468	403,752
Operating expenses	(513,142)	(359,128)
Income (loss) from operations	(139,674)	44,624
Other expenses	(61,369)	(5,663)
Income (loss) before income taxes	(201,043)	38,961
Provision for income taxes		(16,178)
Net income (loss)	(201,043)	22,783
FAMI
Variable Interest Entity [Line Items]
Operating expenses	(2,529,882)	(1,267,506)
Income (loss) from operations	(2,529,882)	(1,267,506)
Other expenses	(1,860)	(408)
Income (loss) before income taxes	(2,531,742)	(1,267,914)
Net income (loss)	$ (2,531,742)	(1,267,914)
Discontinued operations.
Variable Interest Entity [Line Items]
Revenues		827,742
Cost of revenues		(666,486)
Gross profit		161,256
Operating expenses		(139,441)
Income (loss) from operations		21,815
Other expenses		(39,837)
Income (loss) before income taxes		(18,022)
Provision for income taxes		415
Net income (loss)		$ (17,607)